DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
DEFERRED REVENUE
Schedule of deferred revenue

	For the year ended December 31,
	2022	2023	2024	2024
	VND million	VND million	VND million	USD
Beginning balance of the year	43,283	345,603	1,719,480	70,658,722
Additions	339,282	1,480,143	1,233,503	50,688,432
Revenue recognized	(36,962)	(106,266)	(106,334)	(4,369,591)
Ending balance of the year	345,603	1,719,480	2,846,649	116,977,563
In which:
Short-term	84,449	149,747	123,951	5,093,528
Long-term	261,154	1,569,733	2,722,698	111,884,035